Quarterly Holdings Report
for

Fidelity® Mid-Cap Stock K6 Fund

January 31, 2020

MCS-K6-QTLY-0320
1.9893888.100

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
COMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 0.6%
Cogent Communications Group, Inc.	7,255	$514,597
Iridium Communications, Inc. (a)	13,199	337,234
		851,831
Media - 0.6%
Nexstar Broadcasting Group, Inc. Class A	4,434	537,179
Sinclair Broadcast Group, Inc. Class A	11,083	331,603
		868,782
Wireless Telecommunication Services - 0.5%
Sprint Corp. (a)	137,669	601,614

TOTAL COMMUNICATION SERVICES		2,322,227

CONSUMER DISCRETIONARY - 15.0%
Automobiles - 1.0%
Aston Martin Lagonda Global Holdings PLC (a)(b)(c)	56,200	370,170
Fiat Chrysler Automobiles NV	71,487	930,761
		1,300,931
Hotels, Restaurants & Leisure - 2.8%
ARAMARK Holdings Corp.	22,791	1,005,995
Drive Shack, Inc. (a)	62,080	234,662
Dunkin' Brands Group, Inc.	7,657	597,935
Wyndham Hotels & Resorts, Inc.	22,075	1,262,028
Wynn Resorts Ltd.	5,743	724,537
		3,825,157
Household Durables - 4.0%
D.R. Horton, Inc.	23,151	1,370,539
Lennar Corp. Class A	11,110	737,260
Mohawk Industries, Inc. (a)	3,623	477,077
NVR, Inc. (a)	748	2,855,090
		5,439,966
Leisure Products - 1.3%
American Outdoor Brands Corp. (a)	45,200	425,784
Peloton Interactive, Inc. Class A (a)(b)	43,159	1,396,625
		1,822,409
Multiline Retail - 1.3%
Dollar General Corp.	8,464	1,298,462
Dollar Tree, Inc. (a)	5,836	508,141
		1,806,603
Specialty Retail - 2.4%
AutoZone, Inc. (a)	646	683,442
Best Buy Co., Inc.	5,435	460,290
National Vision Holdings, Inc. (a)	32,198	1,098,596
Ross Stores, Inc.	8,869	995,013
		3,237,341
Textiles, Apparel & Luxury Goods - 2.2%
Brunello Cucinelli SpA	40,100	1,459,601
PVH Corp.	5,959	519,446
Tapestry, Inc.	21,286	548,540
Under Armour, Inc. Class A (sub. vtg.) (a)(b)	21,285	429,531
		2,957,118

TOTAL CONSUMER DISCRETIONARY		20,389,525

CONSUMER STAPLES - 4.2%
Food & Staples Retailing - 1.9%
Kroger Co.	22,446	602,900
Performance Food Group Co. (a)	18,948	981,317
U.S. Foods Holding Corp. (a)	24,317	976,814
		2,561,031
Food Products - 1.6%
Bunge Ltd.	8,894	466,312
Conagra Brands, Inc.	23,382	769,735
Greencore Group PLC	299,579	971,579
		2,207,626
Personal Products - 0.7%
Coty, Inc. Class A	28,069	287,988
Edgewell Personal Care Co. (a)	23,273	600,909
		888,897

TOTAL CONSUMER STAPLES		5,657,554

ENERGY - 4.2%
Energy Equipment & Services - 0.7%
Borr Drilling Ltd. (a)(b)	41,412	217,101
Oceaneering International, Inc. (a)	38,357	476,010
Pacific Drilling SA (a)	17,889	32,916
TechnipFMC PLC	12,859	212,302
		938,329
Oil, Gas & Consumable Fuels - 3.5%
Cabot Oil & Gas Corp.	28,757	405,186
Cheniere Energy, Inc. (a)	14,107	835,699
GasLog Ltd.	22,450	145,476
Golar LNG Ltd.	38,187	367,359
Hess Corp.	19,168	1,084,334
Kosmos Energy Ltd.	137,162	700,898
New Fortress Energy LLC	24,262	365,143
The Williams Companies, Inc.	42,057	870,159
		4,774,254

TOTAL ENERGY		5,712,583

FINANCIALS - 22.1%
Banks - 9.4%
Bank of Hawaii Corp.	9,006	806,938
BB&T Corp.	15,071	777,211
Cullen/Frost Bankers, Inc.	13,317	1,187,344
First Horizon National Corp.	64,233	1,027,728
Huntington Bancshares, Inc.	133,512	1,811,758
M&T Bank Corp.	12,194	2,054,933
OTP Bank PLC	6,900	320,274
Prosperity Bancshares, Inc.	17,830	1,251,666
Signature Bank	11,782	1,671,748
UMB Financial Corp.	11,990	796,855
Wintrust Financial Corp.	16,535	1,046,335
		12,752,790
Capital Markets - 3.3%
Cboe Global Markets, Inc.	4,131	509,022
Lazard Ltd. Class A	16,670	699,473
Northern Trust Corp.	10,032	981,230
Raymond James Financial, Inc.	5,592	511,277
The NASDAQ OMX Group, Inc.	8,667	1,009,359
TPG Specialty Lending, Inc.	37,144	801,568
		4,511,929
Insurance - 7.9%
American Financial Group, Inc.	11,176	1,215,837
Arch Capital Group Ltd. (a)	35,148	1,552,136
Axis Capital Holdings Ltd.	12,509	803,703
Beazley PLC	56,021	400,579
First American Financial Corp.	19,756	1,224,477
FNF Group	22,394	1,091,708
Globe Life, Inc.	9,479	988,281
Hartford Financial Services Group, Inc.	16,026	950,021
Hiscox Ltd.	18,741	324,935
Principal Financial Group, Inc.	10,882	576,202
Reinsurance Group of America, Inc.	11,369	1,637,704
		10,765,583
Thrifts & Mortgage Finance - 1.5%
Radian Group, Inc.	83,387	2,042,148

TOTAL FINANCIALS		30,072,450

HEALTH CARE - 8.3%
Health Care Equipment & Supplies - 1.8%
Boston Scientific Corp. (a)	20,469	857,037
Hologic, Inc. (a)	13,478	721,343
ResMed, Inc.	5,032	799,937
		2,378,317
Health Care Providers & Services - 3.1%
Centene Corp. (a)	11,534	724,451
Henry Schein, Inc. (a)	12,192	840,516
Molina Healthcare, Inc. (a)	11,367	1,397,800
Universal Health Services, Inc. Class B	9,573	1,312,554
		4,275,321
Life Sciences Tools & Services - 1.6%
Bruker Corp.	21,215	1,049,506
Lonza Group AG	2,620	1,077,703
		2,127,209
Pharmaceuticals - 1.8%
Catalent, Inc. (a)	23,274	1,422,041
Recordati SpA	13,401	574,134
Zogenix, Inc. (a)	9,774	492,316
		2,488,491

TOTAL HEALTH CARE		11,269,338

INDUSTRIALS - 13.2%
Aerospace & Defense - 1.9%
Huntington Ingalls Industries, Inc.	7,094	1,851,534
Kratos Defense & Security Solutions, Inc. (a)	42,923	787,208
		2,638,742
Air Freight & Logistics - 0.9%
XPO Logistics, Inc. (a)	13,412	1,192,595
Commercial Services & Supplies - 1.4%
IAA Spinco, Inc. (a)	12,152	574,304
KAR Auction Services, Inc.	12,040	253,081
Stericycle, Inc. (a)	11,486	719,942
U.S. Ecology, Inc.	7,154	386,388
		1,933,715
Construction & Engineering - 0.8%
AECOM (a)	22,536	1,086,911
Electrical Equipment - 3.2%
AMETEK, Inc.	15,795	1,534,484
Generac Holdings, Inc. (a)	11,035	1,143,116
Melrose Industries PLC	336,900	1,037,452
Regal Beloit Corp.	7,245	568,443
		4,283,495
Machinery - 3.0%
Allison Transmission Holdings, Inc.	12,722	562,312
Donaldson Co., Inc.	28,775	1,491,984
Fortive Corp.	7,135	534,626
Gardner Denver Holdings, Inc. (a)	20,222	714,039
Pentair PLC	17,310	743,118
		4,046,079
Marine - 0.1%
Goodbulk Ltd. (a)(d)	4,000	58,709
Professional Services - 0.7%
Equifax, Inc.	6,693	1,003,281
Road & Rail - 1.2%
Knight-Swift Transportation Holdings, Inc. Class A	26,068	966,601
Lyft, Inc.	14,853	705,220
		1,671,821

TOTAL INDUSTRIALS		17,915,348

INFORMATION TECHNOLOGY - 10.5%
Communications Equipment - 0.2%
Ericsson (B Shares)	38,892	305,786
Electronic Equipment & Components - 3.1%
Amphenol Corp. Class A	21,357	2,124,381
Fabrinet (a)	21,262	1,340,356
Keysight Technologies, Inc. (a)	7,881	732,854
		4,197,591
IT Services - 6.4%
Akamai Technologies, Inc. (a)	10,380	968,973
Black Knight, Inc. (a)	23,231	1,554,619
Euronet Worldwide, Inc. (a)	2,722	429,096
Fiserv, Inc. (a)	11,760	1,394,854
FleetCor Technologies, Inc. (a)	1,181	372,287
Leidos Holdings, Inc.	12,301	1,235,881
Verra Mobility Corp. (a)	37,111	591,178
WNS Holdings Ltd. sponsored ADR (a)	30,676	2,189,039
		8,735,927
Software - 0.8%
Citrix Systems, Inc.	8,565	1,038,249

TOTAL INFORMATION TECHNOLOGY		14,277,553

MATERIALS - 3.3%
Chemicals - 1.5%
International Flavors & Fragrances, Inc.	6,108	800,820
LG Chemical Ltd.	1,633	453,763
Nutrien Ltd.	9,371	400,006
Olin Corp.	25,954	385,936
		2,040,525
Containers & Packaging - 0.2%
Avery Dennison Corp.	2,631	345,292
Metals & Mining - 1.6%
Franco-Nevada Corp.	6,549	744,420
Newcrest Mining Ltd.	24,708	494,655
Novagold Resources, Inc. (a)	99,752	909,783
		2,148,858

TOTAL MATERIALS		4,534,675

REAL ESTATE - 8.2%
Equity Real Estate Investment Trusts (REITs) - 8.2%
Apartment Investment & Management Co. Class A	16,916	891,642
Cousins Properties, Inc.	24,212	990,997
Gaming & Leisure Properties	18,846	890,568
Healthcare Realty Trust, Inc.	31,947	1,152,009
Healthcare Trust of America, Inc.	30,553	978,613
National Retail Properties, Inc.	19,701	1,103,256
SBA Communications Corp. Class A	3,326	830,037
Spirit Realty Capital, Inc.	15,087	796,292
Taubman Centers, Inc.	17,664	466,683
VEREIT, Inc.	114,223	1,114,816
VICI Properties, Inc.	73,921	1,981,083
		11,195,996
UTILITIES - 5.2%
Electric Utilities - 3.6%
Alliant Energy Corp.	29,264	1,737,111
IDACORP, Inc.	11,529	1,293,439
OGE Energy Corp.	41,671	1,910,615
		4,941,165
Gas Utilities - 1.6%
Atmos Energy Corp.	13,929	1,630,111
Spire, Inc.	6,318	532,734
		2,162,845

TOTAL UTILITIES		7,104,010

TOTAL COMMON STOCKS
(Cost $121,666,559)		130,451,259
	Principal Amount	Value

Nonconvertible Bonds - 0.0%
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Pacific Drilling SA 12% 4/1/24 pay-in-kind(c)(e)
(Cost $7,133)	10,600	3,578
	Shares	Value

Money Market Funds - 5.9%
Fidelity Cash Central Fund 1.58% (f)	5,548,378	5,549,488
Fidelity Securities Lending Cash Central Fund 1.59% (f)(g)	2,423,638	2,423,880
TOTAL MONEY MARKET FUNDS
(Cost $7,973,368)		7,973,368
TOTAL INVESTMENT IN SECURITIES - 101.8%
(Cost $129,647,060)		138,428,205
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(2,451,887)
NET ASSETS - 100%		$135,976,318

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $373,748 or 0.3% of net assets.

 (d) Level 3 security

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$64,435
Fidelity Securities Lending Cash Central Fund	29,992
Total	$94,427

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rate and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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